Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Large Cap Enhanced Core Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Large Cap Enhanced Core Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Enhanced Core Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Enhanced Core Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Enhanced Core Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Enhanced Core Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Enhanced Core Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund - Class A | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Large Cap Enhanced Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Enhanced Core Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Large Cap Enhanced Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Enhanced Core Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Enhanced Core Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Enhanced Core Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Enhanced Core Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Enhanced Core Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Enhanced Core Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Large Cap Enhanced Core Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Large Cap Enhanced Core Fund-Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Enhanced Core Fund-Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Consumer Staples[GICSSector] [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Large Cap Enhanced Core Fund-Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Consumer Staples[GICSSector] [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund-Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Large Cap Enhanced Core Fund-Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Enhanced Core Fund-Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Enhanced Core Fund-Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Enhanced Core Fund-Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund-Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Enhanced Core Fund-Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Enhanced Core Fund-Class R | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund-Class R | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund-Class R | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund-Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Large Cap Enhanced Core Fund-Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Enhanced Core Fund-Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Large Cap Enhanced Core Fund-Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Enhanced Core Fund-Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Enhanced Core Fund-Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Enhanced Core Fund-Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund-Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund-Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Enhanced Core Fund-Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Enhanced Core Fund-Class R | Consumer Staples[GICSSector] [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Enhanced Core Fund-Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Large Cap Enhanced Core Fund-Class R | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund-Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Large Cap Enhanced Core Fund-Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Large Cap Enhanced Core Fund-Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Large Cap Enhanced Core Fund-Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Enhanced Core Fund-Class S | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund-Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Enhanced Core Fund-Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Enhanced Core Fund-Class S | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund-Class S | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund-Class S | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Enhanced Core Fund-Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Large Cap Enhanced Core Fund-Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Large Cap Enhanced Core Fund-Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Large Cap Enhanced Core Fund-Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Large Cap Enhanced Core Fund-Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Large Cap Enhanced Core Fund-Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Large Cap Enhanced Core Fund-Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Enhanced Core Fund-Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund-Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Enhanced Core Fund-Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Large Cap Enhanced Core Fund-Class S | Consumer Staples[GICSSector] [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Large Cap Enhanced Core Fund-Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Large Cap Enhanced Core Fund-Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%